Non Controlling Interest in Consolidated Subsidiaries - Summary of Non Controlling Interest in Consolidated Subsidiaries (Detail) - MXN ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of non controlling interest in consolidated subsidiaries [Line Items]
Non-controlling interests	$ 6,680	$ 6,491	$ 6,022	$ 5,583
Mexico
Disclosure of non controlling interest in consolidated subsidiaries [Line Items]
Non-controlling interests	5,459	5,337	5,200
Colombia
Disclosure of non controlling interest in consolidated subsidiaries [Line Items]
Non-controlling interests	80	16	19
Brazil
Disclosure of non controlling interest in consolidated subsidiaries [Line Items]
Non-controlling interests	$ 1,141	$ 1,138	$ 803